Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

13. Property, Plant and Equipment, net

As of December 31, 2021 and June 30, 2021, property, plant and equipment consisted of the following:

Fixed Assets	December 31, 2021	June 30, 2021
Office and equipment	$820,149	$820,149
Motor vehicles	442,323	166,079
Land	2,554,767	1,922,376
Building	197,609	—
Leasehold Improvement	472,654	365,620
Total	4,487,502	3,274,224
Less: accumulated depreciation	(623,122)	(524,884)
Property, Plant and Equipment, net	$3,864,380	$2,749,340

For the periods ended December 31, 2021 and June 30, 2021, depreciation expenses amounted to $98,238 and $105,982, respectively.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property, plant, and equipment was recorded in operating expenses during the periods ended December 31, 2021 and June 30, 2021.

Sugarmade, Inc. and Subsidiary

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

17. Property, Plant and Equipment

As of June 30, 2021 and 2020, property, plant and equipment consisted of the following:

	June 30, 2021	June 30, 2020
Office and equipment	$820,149	$739,447
Motor vehicles	166,079	164,244
Land	1,922,376	—
Leasehold Improvement	365,620	24,742
Total	3,274,224	928,163
Less: accumulated depreciation	(524,884)	(429,116)
Plant and Equipment, net	$2,749,340	$499,047

For the years ended June 30, 2021 and 2020, depreciation expenses amounted to $105,982 and $110,032, respectively.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property, plant, and equipment was recorded in operating expenses during the years ended June 30, 2021 and 2020.